Expense Example, No Redemption - INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	332	505	694	1,238	160	496	855	1,666	58	183	318	714	50	157	274	616